Total Operating Expenses - Summary of Total Operating Expenses (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Operating Expenses [abstract]
Manufacturing costs	€ 5,580	€ 2,236		€ 9,858	€ 5,611
IP and license costs	492	603		844	968
Personnel related R&D	2,107	1,771		3,808	3,303
Other research and development costs	4,344	3,810		8,311	5,545
Total research and development costs	12,523	8,420	[1]	22,821	15,427	[1]
Management and administration costs	2,639	3,492	[1]	5,491	7,694	[1]
Litigation costs	552	104		849	394
Other operating expenses	2,745	2,173		5,134	3,726
Total other expenses	3,297	2,277	[1]	5,983	4,120	[1]
Total operating expenses	€ 18,459	€ 14,189	[1]	€ 34,295	€ 27,241	[1]

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.